Finance Lease Receivables	12 Months Ended
Dec. 31, 2017
Finance Lease Receivables [Abstract]
Finance Lease Receivables
14.	Finance Lease Receivables

(1)	Finance lease contracts

The Company entered into a power purchase agreement (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana gas combined power plant over a 25 year lease term, and accounts for the PPA as a finance lease. Also, the Company has fly-ash pipe conduit finance leases with an average lease term of 7 years. In addition, the Company entered into a PPA with the Comision Federal de Electricidad in Mexico to provide for 25 years (December 2013 to November 2038) of all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)	Finance lease receivables as of December 31, 2016 and 2017 are as follows and included in current and non-current trade and other receivables, net, in the consolidated statements of financial position:

		2016		2017
		Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	55,708	12,225	49,542	13,067
1 ~ 5 years		423,152	214,176	381,181	203,990
More than 5 years		1,690,492	746,473	1,398,449	645,564

	￦	2,169,352	972,874	1,829,172	862,621

(3)	There are no impaired finance lease receivables as of December 31, 2016 and 2017.